Summary of Significant Accounting Policies: Research and Development (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Policies
Research and Development	Research and Development Research and development costs are expensed as incurred and were $66,572 and $50,548 for the three months ended March 31, 2013 and 2012, respectively.

Research and Development

Research and development costs are expensed as incurred and were as follows.

	Year ended December 31,		From February 23, 2010 (Inception) through December 31,
	2012	2011	2012
Research and development costs	$ 202,703	$ 134,296	$ 415,001